INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS

NOTE 6: INTANGIBLE ASSETS

The Company’s intangible assets are as follows:

	December 31, 2021	December 31, 2020

Customer relationships	$448,800	$448,800
Intellectual property	508,669	-
Tradenames	218,799	49,799
Software	250,095	-
Less: accumulated amortization	(219,397)	(54,015)

Net	$1,206,966	$444,584

Amortization expense for the years ended December 31, 2021 and 2020 was $64,842 and $33,240, respectively.